                            '33 Act File No. 2-73024
                            '40 Act File No. 811-3213

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

Post-Effective Amendment No. 84                                              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 85                                                             [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                                          Send Copies of Communications to:
ALLAN J. OSTER, ESQ.                      MS. BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000               STRADLEY, RONON, STEVENS, & YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428          2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)   PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on October 28, 2005 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on [date] pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]  This  post-effective  amendment  designated  a  new  effective  date  for a previously filed post-effective amendment.

                                Explanatory Note

This  Post-Effective   Amendment  No.  84,  Amendment  No.  85  to  Registrant's
Registration  Statement on Form N-1A (the "Amendment") is being filed under Rule
485(b)(1)(iii)  and  incorporates  by reference (i) a Supplement to the Gartmore
GVIT  Developing  Markets Fund;  (ii) a Supplement to the Gartmore GVIT Emerging
Markets Fund and Gartmore GVIT International  Growth Fund; (iii) a Supplement to
the Gartmore GVIT  Nationwide  Leaders Fund,  Gartmore GVIT U.S.  Growth Leaders
Fund,  and Gartmore GVIT Worldwide  Leaders Fund;  (iv) a Supplement to Gartmore
GVIT Global Financial Services Fund,  Gartmore GVIT Global Health Sciences Fund,
Gartmore  GVIT Global  Technology  and  Communications  Fund,  and Gartmore GVIT
Global  Utilities Fund; (v) a Supplement to the Statement of Information for all
series of the  Registrant  filed on May 2, 2005; and (vi) Part C. This Amendment is being filed for the purposes of delaying the  effectiveness of Post-Effective
Amendment No. 83, Amendment No. 84 until October 28, 2005.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment  Company Act of 1940, as amended,  the  Registrant  certifies that it meets  all of the  requirements  for  the  effectiveness  of  this  Registration
Statement  pursuant to Rule 485(b) under the Securities Act of 1933 and has duly
caused  this  Post-Effective   Amendment  No.  84,  Amendment  No.  85  to  this
Registration Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken,  and Commonwealth of Pennsylvania,
on this 29th day of September, 2005.

                                       GARTMORE VARIABLE INSURANCE TRUST

                                       By: /s/ Allan J. Oster
                                           ------------------------------------
                                           Allan J. Oster, Attorney-In-Fact for
                                           Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT NO. 84, AMENDMENT NO. 85 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED
BELOW BY THE FOLLOWING  PERSONS IN THE  CAPACITIES  INDICATED ON THE 29TH DAY OF
SEPTEMBER, 2005.

Signature & Title
-----------------

Principal Executive Officer

PAUL J. HONDROS*
-------------------------------------------
Paul J. Hondros, Trustee, Chief Executive Officer and President

Principal Accounting and Financial Officer

GERALD J. HOLLAND*
-------------------------------------------
Gerald J. Holland, Treasurer

CHARLES E. ALLEN*
-------------------------------------------
Charles E. Allen, Trustee

PAULA H. J. CHOLMONDELEY*
-------------------------------------------
Paula H. J. Cholmondeley, Trustee

C. BRENT DEVORE*
-------------------------------------------
C. Brent Devore, Trustee

PHYLLIS KAY DRYDEN*
--------------------------------------------
Phyllis Kay Dryden, Trustee

BARBARA HENNIGAR*
-------------------------------------------
Barbara Hennigar, Trustee

BARBARA I. JACOBS*
--------------------------------------------
Barbara I. Jacobs, Trustee

DOUGLAS F. KRIDLER*
-------------------------------------------
Douglas F. Kridler, Trustee

MICHAEL D. MCCARTHY*
--------------------------------------------
Michael D. McCarthy, Trustee

ARDEN L. SHISLER*
-------------------------------------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
-------------------------------------------
David C. Wetmore, Trustee and Chairman

*BY:
     /s/ Allan J. Oster
     --------------------------------------
     Allan J. Oster, Attorney-In Fact